1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

September 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                           KKR Alternative Corporate Opportunities Fund P

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Alternative Corporate Opportunities Fund P (“Trust”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Trust’s initial filing on Form N-2; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the Trust.

The Registrant proposes to commence a public offering of the Trust’s shares on or about October 10, 2012.  A review of the Registration Statement with this date in mind would be appreciated.  Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525, Allison M. Fumai, Esq. at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz, Esq.

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